Current provisions and other current liabilities	12 Months Ended
Dec. 31, 2019
Current provisions and other current liabilities
Current provisions and other current liabilities

12. Current provisions and other current liabilities

Current provisions

The following table shows a reconciliation of the current provisions for 2019:

Development of current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation
	2019	translation	group	Utilized	Reversed	Additions	Reclassifications	December 31, 2019

Self-insurance programs	198,307	3,751	—	—	—	17,808	—	219,866
Personnel expenses	42,430	359	215	(25,436)	(293)	32,487	40,764	90,526
Risk of lawsuit	32,304	246	507	(15,049)	(50)	3,023	—	20,981
FCPA related charge	223,980	—	—	(219,588)	(4,000)	3,844	—	4,236
Other current provisions	27,495	218	742	(3,976)	(839)	12,807	—	36,447
Current provisions	524,516	4,574	1,464	(264,049)	(5,182)	69,969	40,764	372,056

Self-insurance programs

See note 2 d).

Personnel expenses

Personnel expenses mainly refer to provisions for share-based plans, the current portion of the provisions for accrued severance payments and provisions for jubilee payments. As at December 31, 2019 and 2018 the provisions for share-based plans amounted to €63,447 and €15,478, respectively. See note 20.

Risk of lawsuit

See note 22.

FCPA related charge

On March 29, 2019, the Company entered into a non-prosecution agreement with the United States Department of Justice ("DOJ”) and a separate agreement with the Securities and Exchange Commission ("SEC”) intended to resolve fully and finally the government's claims against the Company arising from the investigations. The Company paid a combined total in penalties and disgorgement of approximately $231,700 to the DOJ and the SEC in connection with these agreements. For further information on these investigations see note 22.

Other current provisions

The item “Other current provisions” in the table above includes provisions for warranties, physician compensation and return of goods.

Other current liabilities

As at December 31, 2019 and 2018 other current liabilities consisted of the following:

Other current liabilities

in € THOUS

	2019	2018

Personnel liabilities	647,508	654,457
Noncontrolling interests subject to put provisions	603,132	494,576
Unapplied cash and receivable credits	482,682	364,657
Invoices outstanding	178,209	160,112
Withholding tax and VAT	104,388	100,086
Interest liabilities	73,593	92,961
Variable payments outstanding for acquisitions	34,253	57,217
Legal matters, advisory and audit fees	27,979	38,778
Bonuses, commissions	27,510	26,831
Contract liabilities	22,795	37,628
Rent and lease obligations	176	138,210
Other liabilities	238,138	214,259
Other current liabilities	2,440,363	2,379,772

Personnel liabilities

The personnel liabilities mainly refer to liabilities for wages and salaries, bonuses and vacation payments.

Contract liabilities

Contract liabilities primarily relate to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions whereas a receivable is recognized once the machine is billed to the customer.

Other liabilities

The item “Other liabilities” in the table above includes derivates, deferred income, the current portion of pension liabilities as well as liabilities for severance payments related to the Company’s cost optimization program.